Income (loss) Per Share (Details) - Schedule of details of number of shares and income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of details of number of shares and income (loss) [Abstract]
Weighted Number of Shares For the computation of basic income (loss)	44,771,766	44,140,771	40,320,888
Loss Attributed to equity holders of the Company For the computation of basic income (loss)	$ 118	$ 17,140	$ 22,251
Weighted Number of Shares Effect of potential dilutive ordinary shares	130,177	449,107	260,739
Loss Attributed to equity holders of the Company Effect of potential dilutive ordinary shares
Weighted Number of Shares For the computation of diluted income (loss)	44,901,943	44,589,878	40,581,627
Loss Attributed to equity holders of the Company For the computation of diluted income (loss)	$ 17,140	$ 17,140	$ 22,251